Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

19. Income Taxes

For financial reporting purposes, loss before income taxes includes the following components:

	Years Ended December 31,
	2022	2021
United States	$(36,564,444)	$(29,568,475)
Total	$(36,564,444)	$(29,568,475)

The (recoveries) expenses for income taxes consists of:

	Year ended December 31,
	2022	2021
Current:
Federal	$5,950,000	$4,484,000
State	135,000	976,000
Total	6,085,000	5,460,000

Deferred:
Federal	(2,171,000)	152,000
State	1,979,000	(1,490,000)
Total	(192,000)	(1,338,000)
Total	$5,893,000	$4,122,000

	Year ended December 31,
	2022	2021
Loss before income taxes:	$(36,564,444)	$(29,568,475)
Income tax benefits at statutory rate	(7,678,533)	(6,209,380)
State Taxes	1,423,205	(2,400,960)
Non-deductible expenses	10,231,020	—
Stock based and other compensation	565,781	—
Change in valuation allowance	5,103,000	12,732,340
Other	(3,751,473)	—
Income tax expense, net	$5,893,000	$4,122,000

The following table summarizes the components of deferred tax:

	2022	2021
Deferred assets
Operating loss carryforwards — United States	$3,806,000	$1,892,000
Allowance for doubtful accounts	137,000	165,000
Inventory reserve	312,000	628,000
Financing leases	1,845,000	553,000
Intangible assets	483,000	238,000
Property and equipment	3,158,000	578,000
Capital loss carryforward	310,000	627,000
Share based compensation	58,000	26,000
Total Deferred tax assets	10,109,000	4,707,000
Less valuation allowance	(6,638,000)	(1,535,000)
Net deferred tax assets	3,471,000	3,172,000
Deferred tax liabilities
Related party management fee receivables	654,000	594,000
Note Receivable	1,130,000	1,083,000
Total deferred tax liabilities	1,784,000	1,677,000
Net deferred asset/(tax liabilities)	$1,687,000	$1,495,000

At December 31, 2022, the Company had United States federal net operating loss carryforwards of approximately $740,000 that can be carried forward indefinitely and are limited in annual use to 80% of current year taxable income, and state net operating loss carryforwards of approximately $39,835,000 that can be carried forward fifteen years. State net operating loss carryforwards begin to expire on December 31, 2034.

The Company recognizes the financial statement impact of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest impact that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

The Company recognizes interest and, if applicable, penalties (not included in the “unrecognized tax benefits” table above) for any uncertain tax positions. Interest and penalties are recorded as a component of income tax expenses. As of both December 31, 2022 and 2021, the Company had a cumulative balance of accrued interest and penalties on unrecognized tax positions of $0.

The Company’s federal and state income tax returns are subject to examination by income taxing authorities, generally for three years after the returns are filed. The Company is not currently under examination in any jurisdiction for any period. The Company believes it is no longer subject to income tax examinations for fiscal periods ended prior to 2019.